Risk Management - Summary of Sensitivity Analysis for Foreign Currency Exchange Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) of profit before income tax
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase		₩ (2,114,808)	₩ (1,828,308)
10% Decrease		2,114,808	1,828,308
Increase (decrease) of equity
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase	[1]	(2,114,808)	(1,828,308)
10% Decrease	[1]	₩ 2,114,808	₩ 1,828,308

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.